Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption
Accordingly, as of December 31, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of permanent shareholders’ equity on the Company’s consolidated balance sheet in the following table:

Gross proceeds	$200,000,000
Subtract:
Proceeds allocated to Public Share Rights	(5,400,000)
Proceeds allocated to over-allotment option	(272,989)
Class A ordinary shares issuance costs	(12,303,992)
Add:
Accretion of carrying value to redemption value	17,976,981
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	3,318,154
Class A ordinary shares subject to possible redemption – December 31, 2025	$203,318,154

Schedule of Net Income (Loss) per Share Presented in the Statement of Operations
The net income (loss) per share presented in the statement of operations is based on the following:

	For the years ended December 31,
	2025	2024
Net income (loss)	$2,568,594	$(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(3,318,154)	—
Net loss including accretion of ordinary shares to redemption value	$(749,560)	$(75,562)

	For the years ended December 31,
	2025		2024
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(410,671)	$(338,889)	$—	$(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned trust account)	3,318,154	—	—	—
Allocation of net income (loss)	2,907,483	(338,889)	—	(75,562)

Denominator:
Basic and diluted weighted average shares outstanding	8,383,562	6,918,174	—	6,666,667
Basic and diluted net income (loss) per ordinary share	$0.35	$(0.05)	$—	$(0.01)

Schedule of Basic and Diluted Net Loss Per Ordinary Share
The net income (loss) per share presented in the statement of operations is based on the following:

	For the years ended December 31,
	2025	2024
Net income (loss)	$2,568,594	$(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(3,318,154)	—
Net loss including accretion of ordinary shares to redemption value	$(749,560)	$(75,562)

	For the years ended December 31,
	2025		2024
	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(410,671)	$(338,889)	$—	$(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned trust account)	3,318,154	—	—	—
Allocation of net income (loss)	2,907,483	(338,889)	—	(75,562)

Denominator:
Basic and diluted weighted average shares outstanding	8,383,562	6,918,174	—	6,666,667
Basic and diluted net income (loss) per ordinary share	$0.35	$(0.05)	$—	$(0.01)